Supplementry Financial Statement Information - Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income [Abstract]
Interest income	$ 215	$ 161	$ 51
Fair value adjustment of warrants	4,109
Warrants issuance costs	(473)
Exchange rate differences, Net	207	142	672
Bank fees	(24)	(12)	(17)
Other adjustment of royalty obligation		21	(23)
Total	$ 4,034	$ 312	$ 683